UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS International Fund
	Shares	Value ($)
Common Stocks 97.9%
Australia 5.6%
Asciano Ltd.	210,000	953,193
Australia & New Zealand Banking Group Ltd.	142,000	3,620,664
BHP Billiton Ltd.	340,000	12,246,820
Lend Lease Group	247,000	2,216,557
National Australia Bank Ltd.	520,501	13,246,077
Newcrest Mining Ltd.	309,223	8,336,690

(Cost $44,563,237)		40,620,001
Austria 0.3%
Erste Group Bank AG* (Cost $1,458,645)	63,000	1,855,053
Finland 2.6%
Fortum Oyj (Cost $20,172,798)	1,043,000	18,792,375
France 6.2%
Dassault Systemes SA	210,900	23,858,290
Publicis Groupe (a)	60,700	3,433,246
Safran SA (a)	185,500	7,601,445
Unibail-Rodamco SE (REIT)	43,700	10,262,210

(Cost $34,943,854)		45,155,191
Germany 15.9%
Adidas AG	388,000	34,167,054
Allianz SE (Registered)	32,000	4,159,848
BASF SE	229,900	20,601,753
Beiersdorf AG	101,000	7,920,887
Deutsche Post AG (Registered)	1,452,000	30,139,762
Hannover Rueckversicherung AG (Registered)	100,000	7,367,878
SAP AG	158,372	12,366,711

(Cost $99,190,545)		116,723,893
Hong Kong 5.6%
BOC Hong Kong (Holdings) Ltd.	11,190,000	34,342,796
Noble Group Ltd.	5,960,000	5,289,952
Orient Overseas International Ltd.	241,000	1,529,025

(Cost $39,838,490)		41,161,773
Italy 5.5%
Snam SpA	8,930,000	39,502,049
UniCredit SpA*	232,000	1,081,700

(Cost $45,797,041)		40,583,749
Japan 22.3%
Bridgestone Corp.	572,000	13,970,146
Canon, Inc.	524,000	18,416,332
Central Japan Railway Co.	70,000	5,554,862
FANUC Corp.	177,500	30,109,040
Fast Retailing Co., Ltd. (a)	95,700	21,730,453
Honda Motor Co., Ltd.	98,272	3,267,603
JGC Corp.	381,000	12,601,932
Marubeni Corp.	2,343,000	15,503,936
Mitsubishi Estate Co., Ltd.	684,000	13,261,258
Mitsui & Co., Ltd.	944,000	13,103,275
Nabtesco Corp. (a)	550,000	10,975,595
Nissan Motor Co., Ltd.	290,000	2,826,190
Sumitomo Realty & Development Co., Ltd.	79,000	2,158,684

(Cost $158,977,557)		163,479,306
Netherlands 7.0%
ING Groep NV (CVA)*	2,783,779	25,054,554
Royal Dutch Shell PLC "B"	766,000	26,439,011

(Cost $48,576,049)		51,493,565
Norway 2.9%
DnB NOR ASA (Cost $21,176,784)	1,710,000	21,273,722
Singapore 1.2%
United Overseas Bank Ltd.	530,000	8,122,470
Wilmar International Ltd. (a)	340,000	886,253

(Cost $9,651,996)		9,008,723
Sweden 7.7%
Swedbank AB "A"	807,000	14,916,093
TeliaSonera AB	6,224,000	41,758,515

(Cost $58,232,377)		56,674,608
Switzerland 1.8%
Credit Suisse Group AG (Registered)*	65,000	1,540,427
Swiss Life Holding AG (Registered)*	12,200	1,633,804
Zurich Insurance Group AG*	40,000	10,214,340

(Cost $13,875,243)		13,388,571
United Kingdom 13.3%
Barclays PLC	850,000	3,354,381
Capita PLC	1,231,000	15,044,072
Centrica PLC	6,020,000	31,431,147
Inmarsat PLC	1,083,000	10,201,264
Old Mutual PLC	3,700,000	10,162,713
SABMiller PLC	165,000	7,473,901
Vodafone Group PLC	7,600,000	19,612,245

(Cost $92,038,465)		97,279,723

Total Common Stocks (Cost $688,493,081)		717,490,253
Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 0.19% (b) (c) (Cost $27,436,162)	27,436,162	27,436,162
Cash Equivalents 1.2%
Central Cash Management Fund, 0.17% (b) (Cost $8,597,107)	8,597,107	8,597,107

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $724,526,350) †	102.8	753,523,522
Other Assets and Liabilities, Net	(2.8)	(20,526,363)

Net Assets	100.0	732,997,159

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $725,523,549.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $27,999,973.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,938,956 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,938,983.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2012 amounted to $26,148,622, which is 3.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At November 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/21/2012	330	23,337,600	246,707

Currency Abbreviation

USD	United States Dollar

At November 30, 2012 the DWS International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	189,845,229	26.4%
Industrials	148,406,089	20.7%
Utilities	89,725,571	12.5%
Consumer Discretionary	79,394,692	11.1%
Telecommunication Services	71,572,024	10.0%
Information Technology	54,641,333	7.6%
Materials	41,185,263	5.7%
Energy	26,439,011	3.7%
Consumer Staples	16,281,041	2.3%
Total	717,490,253	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$40,620,001	$—	$40,620,001
Austria	—	1,855,053	—	1,855,053
Finland	—	18,792,375	—	18,792,375
France	—	45,155,191	—	45,155,191
Germany	—	116,723,893	—	116,723,893
Hong Kong	—	41,161,773	—	41,161,773
Italy	—	40,583,749	—	40,583,749
Japan	—	163,479,306	—	163,479,306
Netherlands	—	51,493,565	—	51,493,565
Norway	—	21,273,722	—	21,273,722
Singapore	—	9,008,723	—	9,008,723
Sweden	—	56,674,608	—	56,674,608
Switzerland	—	13,388,571	—	13,388,571
United Kingdom	—	97,279,723	—	97,279,723
Short-Term Investments(d)	36,033,269	—	—	36,033,269
Derivatives(e)	$246,707	$—	$—	$246,707
Total	$36,279,976	$717,490,253	$—	$753,770,229

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation of the Fund's derivative instruments as of November 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$246,707

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013